Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Sales & other services			$ 1
Other purchases	$ 15	$ 12	1
Accounts receivable	7	7	7
Accounts payable	$ 52	$ 51	$ 51